Inventory - Schedule of Inventories (Details) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 98,732
Finished goods	128,280
Inventory, net	$ 227,012